[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
COMMON STOCKS (98.3%)
(Unless Otherwise Noted)
Argentina (1.8%)
Energy Equipment & Services
Tenaris S.A. ADR	87,212	$4,348
Brazil (62.5%)
Airlines
Tam S.A. ADR	(a)183,925	3,530
Automobiles
Localiza Rent A Car	290,102	2,761
Commercial Banks
Banco Bradesco S.A.	(a)1,040	28
Banco Bradesco S.A. ADR	127,961	3,552
Banco Bradesco S.A. (Preference)	56,539	1,571
Banco do Brasil S.A.	139,236	1,835
Banco Itau Holding Financeira S.A. ADR	311,826	7,097
Banco Itau Holding Financeira S.A. (Preference)	90,820	2,070
Banco Nacional S.A. (Preference)	(a)(b)(e)95,420,000	—
Investimentos Itau S.A. (Preference)	238,219	1,381
Unibanco S.A.	153,872	1,791
Unibanco S.A. GDR	75,010	8,749
		28,074
Diversified Consumer Services
Amil Participacoes S.A.	(a)302,820	1,928
Diversified Telecommunication Services
Brasil Telecom Participacoes S.A. (Preferred) ADR	33,875	2,217
Food Products
Perdigao S.A.	165,051	3,767
Household Durables
Cyrela Brazil Realty S.A.	288,558	3,741
Gafisa S.A.	(a)117,040	1,941
Gafisa S.A. ADR	(a)4,776	159
		5,841
Media
NET Servicos de Comunicacao S.A. (Preference)	(a)274,396	2,895
Metals & Mining
Cia Siderurgica Nacional S.A.	98,605	3,529
CVRD ADR	1,265,166	37,303
CVRD, ‘A’ (Preference)	67,212	1,939
Usinas Siderurgicas de Minas Gerais S.A.	84,706	4,934
Usinas Siderurgicas de Minas Gerais S.A., ‘A’ (Preference)	57,456	3,216
		50,921
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	471,901	39,965
Petroleo Brasileiro S.A. (Preference)	98,773	4,161
		44,126
Real Estate
Construtora Tenda S.A.	(a)282,494	1,278
Transportation Infrastructure
Cia de Concessoes Rodoviaria	110,977	1,644
		148,982
Chile (2.1%)
Commercial Banks
Banco Santander Chile S.A. ADR	96,361	5,036

Colombia (1.9%)
Commercial Banks
BanColombia S.A. ADR	71,712	2,543
Food & Staples Retailing
Almacenes Exito S.A. GDR	(d)248,300	1,938
		4,481
Luxembourg (1.8%)
Wireless Telecommunication Services
Millicom International Cellular S.A.	(a)44,949	4,250
Mexico (27.4%)
Commercial Banks	1,888,599	8,207
Grupo Financiero Banorte SAB de CV, ‘O’

Construction & Engineering
Empresas ICA SAB de CV	(a)561,375	3,328
Food & Staples Retailing
Wal-Mart de Mexico SAB de CV ADR	23,709	997
Wal-Mart de Mexico SAB de CV, ‘V’	2,962,713	12,494
		13,491
Household Durables
Corp. Geo SAB de CV, ‘B’	(a)948,382	3,029
Urbi Desarrollos Urbanos S.A. de CV	(a)953,116	3,108
		6,137
Media
Grupo Televisa S.A. ADR	20,566	498
Megacable Holdings SAB de CV	(a)466,900	1,251
		1,749
Metals & Mining
Grupo Mexico SA de CV, ‘B’	639,885	4,250
Wireless Telecommunication Services
America Movil SAB de CV, ‘L’ ADR	444,680	28,322
		65,484

Panama (0.8%)
Airlines
Copa Holdings S.A., ‘A’	50,436	1,922
TOTAL COMMON STOCKS (Cost $138,759)		234,503
SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $3,600)	(c)3,599,904	3,600
TOTAL INVESTMENTS + (99.8%) (Cost $142,359)		238,103
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		434
NET ASSETS (100%)		$238,537

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2008.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-ended management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $64,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $13,815,000 and $48,187,000, respectively.

(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security was valued at fair value — At March 31, 2008, the Fund held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

+ At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $142,359,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $95,744,000 of which $102,320,000 related to appreciated securities and $6,576,000 related to depreciated securities.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical investments

Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$163,625	$—
Level 2 - Other Significant Observable Inputs	74,478	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$238,103	$—

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
	(000)	(000)
Balance as of 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$—	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$—	$—

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008